Allowance for credit losses (Tables)	6 Months Ended
Jun. 30, 2026
Allowance for Credit Losses [Abstract]
Development of allowance for credit losses for financial assets at amortized cost	Development of allowance for credit losses for financial assets at amortized cost

	Six months ended Jun 30, 2026
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	421	888	4,600	247	6,156
Movements in financial assets including new business	(119)	56	1,027	(7)	957
Transfers due to changes in creditworthiness¹	78	(100)	21	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(1)	(3)	—	—	(4)
Financial assets that have been derecognized during the period²	—	—	(569)	(8)	(577)
Recovery of written off amounts	—	—	51	—	51
Foreign exchange and other changes	(30)	11	(121)	2	(139)
Balance, end of reporting period	349	853	5,009	234	6,445
Provision for credit losses excluding country risk[3,4]	(42)	(47)	1,049	(7)	953
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]This position includes charge offs of allowance for credit losses
[3]Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk
[4]Credit loss provision does include € 9 million reimbursement gain as of June 30, 2026
[5]Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2026

	Six months ended Jun 30, 2025
	Allowance for credit losses[5]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	438	736	4,412	213	5,799
Movements in financial assets including new business	21	217	778	(4)	1,012
Transfers due to changes in creditworthiness¹	96	(104)	8	N/M	—
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	(65)	87	(155)	—	(133)
Financial assets that have been derecognized during the period²	—	—	(447)	—	(447)
Recovery of written off amounts	—	—	78	—	78
Foreign exchange and other changes	(9)	(27)	(258)	2	(292)
Balance, end of reporting period	481	909	4,416	211	6,018
Provision for credit losses excluding country risk[3,4]	52	200	631	(4)	880
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]This position includes charge offs of allowance for credit losses
[3]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[4]Credit loss provision includes € 8 million reimbursement gain as of June 30, 2025
[5]Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2025

Development of allowance for off balance sheet positions	Development of allowance for credit losses for off-balance sheet positions

	Six months ended Jun 30, 2026
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	98	96	196	2	393
Movements including new business	(8)	7	16	1	17
Transfers due to changes in creditworthiness[1]	4	(6)	2	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	(1)	(2)	(25)	(2)	(30)
Balance, end of reporting period	94	96	189	1	380
Of which: Financial guarantees	86	59	84	—	229
Provision for credit losses excluding country risk[2]	(3)	1	18	1	17
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[3]Allowance for credit losses does not include allowance for country risk amounting to € 13 million as of June 30, 2026

	Six months ended Jun 30, 2025
	Allowance for credit losses[3]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	106	82	173	—	361
Movements including new business	(15)	9	1	3	(3)
Transfers due to changes in creditworthiness[1]	3	(3)	—	N/M	—
Changes in models	—	—	—	—	—
Foreign exchange and other changes	(3)	(9)	(12)	—	(24)
Balance, end of reporting period	91	78	162	3	335
Of which: Financial guarantees	55	42	84	—	181
Provision for credit losses excluding country risk[2]	(12)	6	1	3	(3)
N/M – Not meaningful
[1]Transfers due to changes in creditworthiness shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[2]The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[3]Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2025